Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	7,381,613
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No